Restatement of Previously Filed Balance Sheet - Additional Information (Detail)	Jan. 12, 2021 shares
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants included in Initial public offerings	12,075,000
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Class or warrants rights issued during the period	9,383,333